Board Compensation and Key Management Personnel - Summary of Related Party (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of related party [abstract]
Short-term employment benefits	€ 2,705,438	€ 2,808,998	€ 1,139,763
Post-employment benefits	40,882	108,416	18,720
Other long-term benefits	0	0	0
Termination benefits	0	0	0
Share-based compensation	3,688,978	5,171,233	1,195,876
Total	€ 6,435,298	€ 8,088,647	€ 2,354,359